Summary of Significant Accounting Policies - Sales Incentives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Sales rebates	$ 54,320,688	$ 6,473,774	$ 405,385